Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

At December 31, 2024 and 2023, property and equipment consisted of the following:

	Useful Life	December 31, 2024	December 31, 2023
Laboratory equipment	5 Years	$-	$100,548
Office equipment and furniture	3 - 10 Years	54,499	54,797
		54,499	155,345
Less: accumulated depreciation		(41,587)	(117,262)
		$12,912	$38,083

For the years ended December 31, 2024 and 2023, depreciation expense of property and equipment amounted to $9,234 and $43,037, respectively, of which, $8,623 and $7,221 was included in real property operating expenses, $611 and $417 was included in other operating expenses, and $0 and $35,399 was included in research and development expense, respectively.